Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The computations of basic and diluted EPS for the years ended December 31, 2022, 2021 and 2020 were as follows:

	Year Ended December 31,
	2022	2021	2020
Net (loss) income for the computation of basic EPS	$(726,041)	$1,000,507	$(298,566)
Weighted average ordinary shares outstanding—basic	240,486,849	146,421,188	127,743,828
Basic EPS	$(3.02)	$6.83	$(2.34)

	Year Ended December 31,
	2022	2021	2020
Net (loss) income for the computation of diluted EPS	$(726,041)	$1,000,507	$(298,566)
Weighted average ordinary shares outstanding—diluted	240,486,849	149,005,981	127,743,828
Diluted EPS	$(3.02)	$6.71	$(2.34)

Computation of Outstanding Shares for Basic EPS	The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of December 31, 2022, 2021 and 2020 were as follows:

	As of December 31,
	2022	2021	2020
	Number of ordinary shares
Ordinary shares issued	250,347,345	250,347,345	138,847,345
Treasury shares	(4,416,070)	(4,951,897)	(8,448,807)
Ordinary shares outstanding	245,931,275	245,395,448	130,398,538
Shares of unvested restricted stock	(4,837,602)	(5,822,811)	(2,552,346)
Ordinary shares outstanding, excluding shares of unvested restricted stock	241,093,673	239,572,637	127,846,192